DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Third parties		$ 180,772,194		$ 187,931,443
Related parties		26,089,960		17,703,268
Impairment of financial assets	[1]	(10,247,410)		(396,975)
Total		196,614,744		205,237,736
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		396,975		864,466	$ 1,182,188
Inflation adjustment restatement		(1,228,332)		(467,491)	(802,562)
Additions	[2]	11,078,767	[3]	0	488,750
Applications		0		0	(3,910)
Reversals		0		0	0
Balance at the end of period		10,247,410		396,975	$ 864,466
Natural Gas Transportation [Member]
Current [Abstract]
Third parties		82,019,784		82,806,139
Related parties		2,854,551		2,965,063
Liquids Production and Commercialization [Member]
Current [Abstract]
Third parties		47,778,830		60,013,743
Related parties		798,214		3,127,822
Midstream [Member]
Current [Abstract]
Third parties		50,973,580		45,111,561
Related parties		$ 22,437,195		$ 11,610,383

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 8.b).
[2]	Included in “Selling expenses”.
[3]	It relates to a customer from the Natural Gas Transportation business segment.